Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector which represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	89,823	(1,115)	73,717	(1,103)
– personal	23,403	(113)	6,013	(55)
– corporate and commercial	53,762	(887)	55,004	(937)
– non-bank financial institutions	12,658	(115)	12,700	(111)
Loans and advances to banks at amortised cost	15,157	(45)	17,152	(43)
Other financial assets measured at amortised cost	271,209	(50)	269,755	(137)
– cash and balances at central banks	116,461	—	131,434	(1)
– items in the course of collection from other banks	1,931	—	2,285	—
– reverse repurchase agreements – non-trading	77,246	—	53,949	—
– financial investments	7,490	—	3,248	—
– prepayments, accrued income and other assets[2]	66,671	(4)	55,634	(3)
– assets held for sale[6]	1,410	(46)	23,205	(133)
Total gross carrying amount on-balance sheet	376,189	(1,210)	360,624	(1,283)
Loans and other credit related commitments	134,690	(44)	126,457	(67)
– personal	1,858	—	2,116	—
– corporate and commercial	62,342	(36)	68,441	(62)
– financial	70,490	(8)	55,900	(5)
Financial guarantees[3]	5,263	(19)	5,327	(20)
– personal	17	—	23	—
– corporate and commercial	3,278	(18)	3,415	(19)
– financial	1,968	(1)	1,889	(1)
Total nominal amount off-balance sheet[4]	139,953	(63)	131,784	(87)
	516,142	(1,273)	492,408	(1,370)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	30,718	(24)	29,248	(24)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 38 includes both financial and non-financial assets.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see Note 11: ‘Assets held for sale and liabilities of disposal group held for sale’ on page 56.
Assets held for sale
At 30 June 2023, held for sale balances included the sale of our branch operations in Greece, completed in July 2023, and the planned sale of our operations in Russia.
During the first half of 2023 the planned sale of our retail banking operations in France has become less certain and no longer meets the definition of held for sale.
‘Loans and other credit-related commitments’ and ‘financial guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2023		At 31 Dec 2022
	Total gross loans and advances	Impairment allowances on loans and advances	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m	£m	£m
As reported	104,980	(1,160)	90,869	(1,146)
Reported in ‘Assets held for sale’	427	(45)	21,325	(131)
Total	105,407	(1,205)	112,194	(1,277)
At 30 June 2023, gross loans and advances were £427m and the related impairment allowance for ECL was £45m.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 30 June 2023 of loans and advances to banks and customers classified as held for sale, see Note 11.

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	—	283	283
Personal	—	224	224
Corporate and Commercial	—	59	59
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	144	144
At 30 Jun 2023	—	427	427
Impairment allowance
Loans and advances to customers at amortised cost:	—	(44)	(44)
Personal	—	(34)	(34)
Corporate and Commercial	—	(10)	(10)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(1)	(1)
At 30 Jun 2023	—	(45)	(45)

Gross Loans
Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate. Management judgemental adjustments are used to address late-breaking events, data and model limitations, model deficiencies and expert credit judgements.
At 30 June 2023, management recognised a reduction in uncertainty in most markets. It was management's view that the Central scenario sufficiently reflected the muted global economic environment and that the probability weightings assigned to this scenario for each of our major markets should increase and revert to the standard weight of 75%.
Methodology
At 30 June 2023, four economic scenarios were used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Each scenario is updated with new forecasts and estimates each quarter.
The Upside, Central and Downside scenarios are drawn from external consensus forecasts market data and distributional estimates of the entire range of economic outcomes.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
Economic scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.

In June 2023, following a significant shift in UK policy interest rate expectations, the Central scenario for the UK was updated and key economic and financial variables were replaced. Outer scenario economic variables for the UK were changed in parallel with these Central scenario adjustments.
Description of economic scenarios
In the Central scenario, global economic forecasts have improved since 1Q23. In western Europe and North America, GDP and employment have proved resilient to higher inflation and interest rates, as well as the failure of several US banks. In Hong Kong and China, the post-pandemic reopening has led to a faster than expected improvement in growth and expectations, which has now been reflected in forecasts.
Stronger than expected growth means that inflation has declined at a slower pace than projected. For many markets, inflation forecasts have been raised. Further monetary tightening is also expected, although interest rates are, in most markets, thought to be at, or close to, their peak. The UK and China are key exceptions.
In the UK, interest rates are expected to rise over the remainder of 2023. There remains uncertainty around the speed and extent of the increases, which may impose additional downside risks.
The Upside and Downside scenarios are designed to encompass the potential crystallisation of a number of key macro-financial risks. Higher inflation, tighter monetary policy and financial conditions, and an escalation of geopolitical risks pose key downside risks to the outlook. To the upside, a swifter decline in inflation, a cut to interest rates and greater cooperation between the US and China on trade and investment would drive faster economic growth.

The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario features a slowdown in GDP growth and a rise in unemployment across our major markets in 2023, relative to 2022.
Global GDP forecasts have been raised in recent quarters, due to stronger-than-expected growth in 1Q23, underpinned by resilience in household consumption. Nevertheless, the outlook for the remainder of 2023 and the beginning of 2024 remains subdued as high inflation continues to erode disposable income and curtail investment.
The Central scenario assumes that inflation gradually declines through 2023 and only reverts to central bank target ranges in 2025.
Global GDP is expected to grow by 2.0% in 2023 in the Central scenario. The average rate of global GDP growth is expected to be 2.6% over the forecast period, slightly below the 2.8% average five-year growth rate expectation prior to the onset of the pandemic.
Across the key markets, the Central scenario assumes the following:
–In the UK, persistently high inflation and wage growth has caused a significant reappraisal of interest rate expectations. A substantially higher terminal rate for interest rates implies a bigger impact on confidence, discretionary income and investment. We have sought to reflect this in an updated Central scenario, which incorporates a recession for the UK that begins in the second half of 2023 and persists into 2024.
–In the remainder of western Europe, economic growth is expected to slow in the second half of 2023 as tighter monetary policy and elevated inflation squeeze corporate margins and households’ real disposable income. Tighter financial conditions are expected to weigh on credit growth.
–Unemployment is expected to rise gradually in most of our key markets from 2022 levels as economic growth slows.
–Inflation is expected to remain above central bank targets in our key markets in 2023 as core inflation and food prices remain high. Inflation is subsequently expected to converge back to central bank targets over the next two years of the forecast.
–Policy interest rates in key markets are expected to peak later this year following rapid tightening cycles over the past 18 months to bring inflation back towards its targets. Thereafter, they are expected to fall slowly and remain at higher levels than they were pre-pandemic. In the UK, policy interest rates are forecast to rise until the end of the year and remain high for an extended period of time.
–The Brent crude oil price is expected to average $77 per barrel in 2023, before dropping back as demand weakens. Over the entire projection the oil price is expected to average $69 per barrel.
The Central scenario was created from consensus forecasts available in May, and market-based projections updated in June. For the UK, significant UK variables, including GDP, unemployment and policy rates were updated in late June.

The following table describes key macroeconomic variables assigned in the consensus Central scenario.

Consensus Central scenario
	UK	France
GDP (annual average growth rate, %)
2023	0.0	0.5
2024	(0.6)	1.0
2025	1.0	1.5
2026	1.6	1.6
2027	1.4	1.5
5-year average[1]	0.8	1.3
Unemployment rate (%)
2023	4.2	7.4
2024	4.7	7.4
2025	4.5	7.2
2026	4.4	7.3
2027	4.5	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2023	(1.3)	0.7
2024	(5.7)	0.6
2025	(1.9)	3.1
2026	3.2	3.8
2027	2.7	3.7
5-year average[1]	(0.6)	2.5
Inflation (annual average growth rate, %)
2023	7.5	5.3
2024	2.8	2.6
2025	1.8	1.9
2026	1.9	1.9
2027	2.1	1.9
5-year average[1]	2.5	2.3
1 The five-year average is calculated over a projected period of 20 quarters, from 3Q23 to 2Q28.
The graphs compare the respective Central scenario with current economic expectations beginning in the second quarter of 2023.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
The consensus Upside scenario features stronger growth, lower unemployment and a faster fall in inflation compared with the Central scenario. Asset prices, including housing also rise more quickly in this scenario. Other upside risk themes include a de-escalation of geographical tensions and looser financial conditions.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q23-2Q28)
	UK		France
GDP level (%, start-to-peak)[1]	8.7	(2Q28)	10.1	(2Q28)
Unemployment rate (%, min)[2]	3.0	(2Q25)	6.2	(2Q25)
House price index (%, start-to-peak)[1]	5.7	(2Q28)	17.1	(2Q28)
Inflation rate (YoY % change, min)[3]	1.0	(2Q24)	1.4	(3Q24)
1 Cumulative change to the highest level of the series during the 20-quarter projection.
2 Lowest projected unemployment rate in the scenario.
3 Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. High inflation and the monetary policy response remain key concerns for global growth. While supply chain disruptions, caused by the Covid-19 pandemic and the Russia-Ukraine war are easing helping to reduce headline price inflation across many markets, core inflation remains high. This reflects tight labour markets, which is putting upward pressure on wages, and resilience in demand. In turn, it raises the risk of a more forceful policy response from central banks, encompassing a steeper trajectory for interest rates, a higher terminal rate and ultimately, economic recession.
The rapid increase in interest rates has already led to a repricing of asset valuations, as corporate and household borrowers face steep increases in debt service costs. Policymakers have also raised concerns that, following the collapse of several US regional banks, financial conditions could tighten further, acting as another constraint on activity. Insolvencies and default rates could rise sharply as businesses find it difficult to refinance, and cash buffers diminish amid weaker demand.
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario, driven by an intensification of geopolitical risks that aggravate supply chain disruptions and cause global energy and other commodity prices to rise. In this scenario, the economies of our key markets experience moderate recession, unemployment rates increase, and asset prices fall.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q2023-2Q2028)
	UK		France
GDP level (%, start-to-trough)[1]	(3.2)	(3Q25)	(0.4)	(2Q24)
Unemployment rate (%, max)[2]	6.2	(4Q24)	8.5	(1Q24)
House price index (%, start-to-trough)[1]	(16.6)	(2Q25)	(1.3)	(2Q24)
Inflation rate (YoY % change, max)[3]	7.0	(3Q23)	5.6	(3Q23)
1 Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic risk distribution. It incorporates the simultaneous crystallisation of a number of risks. The narrative features an escalation in geopolitical tensions, which leads to further disruptions to supply chains. This creates additional upward pressure on inflation, prompting central banks to keep interest rates higher than in the Central scenario. However, demand subsequently falls sharply and unemployment rises before inflation pressures subside.
The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q2023-2Q2028)
	UK		France
GDP level (%, start-to-trough)[1]	(7.7)	(4Q24)	(7.1)	(3Q24)
Unemployment rate (%, max)[2]	9.0	(4Q24)	10.0	(3Q25)
House price index (%, start-to-trough)[1]	(40.8)	(3Q25)	(12.1)	(4Q25)
Inflation rate (YoY % change, max)[3]	10.3	(4Q23)	9.9	(4Q23)
1 Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
Scenario weightings
In reviewing the economic situation, as well as the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assigning scenario probabilities that are tailored to its view of uncertainty in individual markets.
In second quarter of 2023 the level of certainty attached to the Central scenario was assessed to have increased compared with previous quarters. It was noted that:
–the dispersion of external economic forecasts had narrowed.
–there has been stabilisation of a number of key risk drivers; and
–the current Central scenario forecasts are sufficiently reflective of weak GDP growth prospects.
As a result, it was decided that having previously reduced the probability weights assigned to the Central scenario for each of our major markets, the weightings should increase and revert to the standard weight of 75%.
The upside potential in major markets is considered to be limited by current inflation and monetary policy trends. Management therefore assigned only 5% to the Upside scenario in these markets. The remaining 20% weighting is assigned across our two Downside scenarios to reflect the continued downside risks posed by inflation and monetary policy.
For the UK, uncertainty generated by shifting interest rate expectations was addressed with revisions to scenario variables. The weighting assigned to the UK Central scenario therefore aligns to the standard weight.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard Weights	UK	France
2Q23
Upside	10.0	5.0	5.0
Central	75.0	75.0	75.0
Downside	10.0	15.0	15.0
Downside 2	5.0	5.0	5.0

4Q22
Upside	10.0	5.0	5.0
Central	75.0	60.0	60.0
Downside	10.0	25.0	25.0
Downside 2	5.0	10.0	10.0
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in the UK and France.

UK

France
Note: Real GDP shown as year-on-year percentage change.

Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates at 30 June 2023. These included:
–the selection of economic scenarios, given rapidly changing economic conditions and a wide distribution of economic forecasts; and
–estimating the economic effects of those scenarios on ECL, particularly the effect of interest rates and inflationary pressures in specific sectors.

How economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail loans and portfolios are set out on page 50 of the Annual Report and Accounts 2022. Models are used to reflect economic scenarios on ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically increases or decreases to the modelled ECL at either a customer, segment or portfolio level to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgement applied during management review and challenge. These include refining model inputs and outputs, and using adjustments to ECL based on management judgement and higher levels of quantitative analysis for impacts that are difficult to model. The effects of management judgemental adjustments are considered for both balances and ECL, and will consider any changes to stage allocation where appropriate. This is in accordance with the internal adjustments framework.
The wholesale and retail management judgemental adjustments are presented as part of the internal review and challenge committees, and are subject to further second line review, where significant. This is in line with the governance process for IFRS 9 as set out on page 36 of the Annual Report and Accounts 2022. We have internal governance in place to monitor management judgemental adjustments regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of the management judgemental adjustments continue to evolve with the economic environment as new risks emerge.
Management judgemental adjustments made in estimating the reported ECL at 30 June 2023 are set out in the following table.

Management judgemental adjustments to ECL at 30 Jun 2023[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	11	(3)
Corporate lending adjustments	—	(187)	(187)
Retail lending Inflation-related adjustments	7	—	7
Other macroeconomic-related adjustments	2	—	2
Other retail lending adjustments	12	—	12
Total	7	(176)	(169)

Management judgemental adjustments to ECL at 31 Dec 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
In the wholesale portfolio, management judgemental adjustments were a decrease to modelled ECL of £176m (31 December 2022:£102m).
–Adjustments to banks, sovereigns, government entities and low risk counterparties were an increase to modelled ECL of £11m
(31 December 2022: £2m decrease) mostly due to management overlay on Russian Bank exposure due to sanctions, partially offset by monthly adjustments for bank and sovereign exposures secured by export credit agency guarantees.
–Adjustments to corporate credit risk exposures decreased allowances by £187m (31 December 2022: £100m). These adjustments include £181m other adjustments that reduced allowances, notably those to reflect export credit agency guarantees that mitigate credit risk and £6m of additional credit judgement adjustments due to model limitation.
In the retail portfolio, management judgemental adjustments were an ECL increase of £7m at 30 June 2023 (31 December 2022: £2m).
–Inflation-related adjustments increased ECL by £7m (31 December 2022: £8m). These adjustments addressed where country-specific inflation risks were not fully captured by the modelled output.
–Other macroeconomic-related adjustments increased ECL by £2m (31 December 2022: £3m). These adjustments were primarily in relation to country-specific risks related to future macroeconomic conditions.
–Other retail lending adjustments increased ECL by £12m (31 December 2022: £7m) reflecting all other data, model and management judgemental adjustments.
–Banks, sovereigns, government entities and low risk counterparties adjustments decreased ECL by £14m
(31 December 2022: £16m). These adjustments related to the realignment of PD between reporting and origination date for certain parts of the portfolio.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL for financial instruments related to defaulted (stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessments of ECL for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.

Wholesale and retail sensitivity
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario and scope of sensitivity. The results tables exclude portfolios held by the insurance and private banking business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
For both retail and wholesale portfolios, the gross carrying amount and nominal amount of financial instruments are the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
ECL of loans and advances to customers at 30 June 2023	£m	£m
Reported ECL	103	60
Consensus scenarios
Central scenario	86	56
Upside scenario	69	49
Downside scenario	115	69
Downside 2 scenario	409	85
Gross carrying amount	134,418	133,984

IFRS 9 ECL sensitivity to future economic conditions (continued)[1,2]
	UK	France[3]
ECL of loans and advances to customers at 31 December 2022	£m	£m
Reported ECL	84	94
Consensus scenarios
Central scenario	64	87
Upside scenario	51	77
Downside scenario	91	104
Downside 2 scenario	271	124
Gross carrying amount	143,037	148,417
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3 Classified as ‘assets held for sale’ at 31 December 2022.
At 30 June 2023, the highest level of 100% weighted ECL was observed in the UK. This higher ECL impact was largely driven by significant exposure in this region. In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the ECL sensitivity impact is lower in relation to its nominal amount when compared with an on-balance sheet exposure with similar risk profile. Compared with 31 December 2022, the Downside 2 ECL impact was higher in UK. In the UK, the increase in Downside 2 ECL impact is mostly reflective of the heightened macro economic uncertainty driven by the high inflation and interest rate environment.

Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
ECL of loans and advances to customers at 30 June 2023	£m	£m
Reported ECL	6	78
Consensus scenarios
Central scenario	6	78
Upside scenario	5	76
Downside scenario	6	80
Downside 2 scenario	11	82
Gross carrying amount	2,016	17,681

	UK	France[2]
ECL of loans and advances to customers at 31 December 2022	£m	£m
Reported ECL	7	87
Consensus scenarios
Central scenario	6	86
Upside scenario	6	84
Downside scenario	7	88
Downside 2 scenario	12	92
Gross carrying amount	2,037	18,987
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayments’ represent the impact from volume movements within the group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	(672)	(28)	309	53	363	(25)	—	—	—	—
– transfers from stage 1 to stage 2	(8,895)	7	8,895	(7)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	8,403	(35)	(8,403)	35	—	—	—	—	—	—
– transfers to stage 3	(188)	—	(283)	28	471	(28)	—	—	—	—
– transfers from stage 3	8	—	100	(3)	(108)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	27	—	(17)	—	—	—	—	—	10
New financial assets originated or purchased	18,768	(18)	—	—	—	—	—	—	18,768	(18)
Asset derecognised (including final repayments)	(14,859)	1	(1,421)	10	(117)	24	—	—	(16,397)	35
Changes to risk parameters – further lending/repayments	(11,549)	17	1,201	(39)	(7)	13	(1)	—	(10,356)	(9)
Changes to risk parameters – credit quality	—	1	—	35	—	(106)	—	—	—	(70)
Changes to model used for ECL calculation	—	—	—	(12)	—	—	—	—	—	(12)
Assets written off	—	—	—	—	(122)	122	—	—	(122)	122
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(3,670)	1	(339)	3	(69)	23	—	—	(4,078)	27
Others[2,3,4]	17,580	(4)	1,880	(14)	200	(57)	—	—	19,660	(75)
At 30 Jun 2023	173,969	(74)	19,689	(181)	2,784	(968)	2	—	196,444	(1,223)
ECL income statement change for the period		28		(23)		(69)		—		(64)
Recoveries										3
Others										(7)
Total ECL income statement change for the period										(68)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 30 Jun 2023		Half-year ended 30 Jun 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	196,444	(1,223)	(68)
Other financial assets measured at amortised cost	271,209	(50)	2
Non-trading reverse purchase agreement commitments	48,489	—	—
Performance and other guarantee not considered for IFRS 9	—	—	7
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	516,142	(1,273)	(59)
Debt instruments measured at FVOCI	30,718	(24)	1
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,297)	(58)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2023, this amount decreased by £0.4bn and were classified as stage 1 with no ECL.
3    Total includes £427m of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £45bn reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 56.
4 Total includes £20.8bn of gross carrying loans and advances, which were classified from assets held for sale and a corresponding allowance for ECL of £76m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 56.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
New financial assets originated or purchased	47,763	(30)	—	—	—	—	—	—	47,763	(30)
Asset derecognised (including final repayments)	(27,882)	4	(2,625)	13	(442)	110	—	—	(30,949)	127
Changes to risk parameters – further lending/repayments	(9,969)	33	(8,645)	16	(261)	(20)	1	—	(18,874)	29
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,755	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,408	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3 Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 34 ‘Assets held for sale and liabilities of disposal groups held for sale’ of the Annual Report and Accounts 2022.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2023	15.9	23.7	10.3	11.9	(28.9)	32.8
Average	12.0	26.1	10.0	8.6	(24.5)	32.3
Maximum	17.0	42.0	14.7	11.9	—	44.0
Minimum	7.0	18.9	7.8	6.2	—	25.6

Half-year to 30 Jun 2022	7.5	10.8	10.7	14.1	(19.9)	23.2
Average	9.7	11.3	9.8	14.2	(21.4)	23.6
Maximum	21.5	14.7	13.3	22.9	—	43.6
Minimum	3.3	8.2	6.8	8.8	—	14.2

Half-year to 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.3	19.1	13.6	11.9	(24.2)	30.7
Maximum	17.4	49.2	17.1	19.1	—	60.0
Minimum	5.6	9.3	10.2	7.0	—	20.6
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2023	30.6	11.1	(7.2)	34.5
Average	23.3	8.7	(6.9)	25.2
Maximum	37.9	13.3	—	37.4
Minimum	14.5	6.1	—	16.9

Half-year to 30 Jun 2022	19.5	5.9	(2.7)	22.7
Average	29.1	6.8	(5.1)	30.8
Maximum	37.6	11.9	—	40.5
Minimum	19.1	4.2	—	22.5

Half-year to 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	23.6	6.6	(4.8)	25.4
Maximum	39.7	8.7	—	40.9
Minimum	16.3	5.3	—	17.8
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
	Life Direct Participating and investment DPF contracts	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	20,794	110	907	1,109	22,920
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12,127	90	901	642	13,760
– derivatives	120	—	—	5	125
– financial investments – at amortised cost	299	—	—	16	315
– financial investments at fair value through other comprehensive income	7,150	—	—	376	7,526
– other financial assets[4]	1,098	20	6	70	1,194
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	130	—	—	130
Other assets and investment properties	758	1	—	64	823
Total assets at 30 Jun 2023	21,552	284	907	1,173	23,916
Liabilities under investment contracts designated at fair value	—	—	962	—	962
Insurance contract liabilities	19,771	283	—	—	20,054
Reinsurance contract liabilities	—	30	—	—	30
Deferred tax	—	5	—	—	5
Other liabilities	—	—	—	1,856	1,856
Total liabilities	19,771	318	962	1,856	22,907
Total equity	—	—	—	1,009	1,009
Total liabilities and equity at 30 Jun 2023	19,771	318	962	2,865	23,916

Financial assets	20,623	93	883	1,156	22,755
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,562	85	883	634	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments at fair value through other comprehensive income	7,497	—	—	394	7,891
– other financial assets[4]	1,034	8	—	97	1,139
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	121	—	—	121
Other assets and investment properties	726	13	—	131	870
Total assets at 31 Dec 2022	21,349	270	883	1,287	23,789
Liabilities under investment contracts designated at fair value	—	—	944	—	944
Insurance contract liabilities	19,719	285	—	—	20,004
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	—	—
Other liabilities	—	—	—	1,837	1,837
Total liabilities	19,719	318	944	1,837	22,818
Total equity	—	—	—	971	971
Total liabilities and equity at 31 Dec 2022	19,719	318	944	2,808	23,789
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
2 ‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3 ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4 Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.